EARNINGS (LOSS) PER SHARE (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,961,570	5,763,088
December 2018 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	290,534	4,153,642
Debt Instrument, Convertible, Conversion Price	$ 19.62	$ 19.62
September 2022 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,790,860	2,790,860
Debt Instrument, Convertible, Conversion Price	$ 7.166	$ 7.166
November 2022 Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	5,581,720	5,581,720
Debt Instrument, Convertible, Conversion Price	$ 7.166	$ 7.166